Supplement to the

Fidelity® Strategic Income Fund
A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

SSFB-10-01  October 1, 2010
1.808227.114

Supplement to the
Fidelity Advisor Intermediate Municipal Income Fund
Institutional Class
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisors to the fund.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Mark Sommer (lead portfolio manager) has managed the fund since July 2006.

Jamie Pagliocco(co-manager) and Kevin Ramundo (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Mark Sommer is lead portfolio manager of the fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

ALIMI-10-02  October 1, 2010
1.824643.109

Supplement to the
Fidelity Advisor Intermediate Municipal Income Fund
Class A, Class T, Class B, and Class C
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisors to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

ALIM-10-03  October 1, 2010
1.824641.115

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Mark Sommer (lead portfolio manager) has managed the fund since July 2006.

Jamie Pagliocco(co-manager) and Kevin Ramundo (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 27.

Mark Sommer is lead portfolio manager of the fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 29.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 31.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 31.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 35.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the

Fidelity Advisor Intermediate Municipal Income Fund

Class A (FZIAX), Class T (FZITX), Class B (FZITX), Class C (FZICX), and Institutional Class (FZIIX)

Classes of shares of Fidelity® Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

Jamie Pagliocco is co-manager of the fund and receives compensation for his services. Kevin Ramundo is co-manager of the fund and receives compensation for his services. As of June 30, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Barclays Capital 1-17 Year Municipal Bond Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ALIM/ALIMIB-10-02  October 1, 2010
1.832373.107

The following table provides information relating to other accounts managed by Mr. Pagliocco as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,638	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Intermediate Municipal Income Fund ($5,147 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Intermediate Municipal Income Fund beneficially owned by Mr. Pagliocco was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,506	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Intermediate Municipal Income Fund ($5,147 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Intermediate Municipal Income Fund beneficially owned by Mr. Ramundo was $10,001 - $50,000.

Supplement to the

Fidelity Intermediate Municipal Income Fund (FLTMX)

A Class of shares of Fidelity® Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

Jamie Pagliocco is co-manager of the fund and receives compensation for his services. Kevin Ramundo is co-manager of the fund and receives compensation for his services. As of June 30, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Barclays Capital 1-17 Year Municipal Bond Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

LIMB-10-02  October 1, 2010
1.832372.106

The following table provides information relating to other accounts managed by Mr. Pagliocco as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,638	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Intermediate Municipal Income Fund ($5,147 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Intermediate Municipal Income Fund beneficially owned by Mr. Pagliocco was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,506	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Intermediate Municipal Income Fund ($5,147 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Intermediate Municipal Income Fund beneficially owned by Mr. Ramundo was $10,001 - $50,000.

Supplement to the
Fidelity® Intermediate Municipal Income Fund
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisors to the fund.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Mark Sommer (lead portfolio manager) has managed the fund since July 2006.

Jamie Pagliocco(co-manager) and Kevin Ramundo (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Mark Sommer is lead portfolio manager of the fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

LIM-10-02  October 1, 2010
1.833102.106